Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Net profit	¥ 230,983	¥ 647,586	¥ 889,598
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	(88,950)	(40,329)	73,662
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(507,362)	(128,138)
Share of other comprehensive income (loss) of associates and joint ventures	(3,746)	3,711	58
Income tax relating to items that will not be reclassified	181,202	61,453	(22,492)
Total items that will not be reclassified to profit or loss, net of tax	(418,856)	(103,303)	51,228
Available-for-sale financial assets:
Gains (losses) arising during the period, before tax			582,435
Reclassification adjustments for (gains) losses included in net profit, before tax			(275,038)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	329,196	150,074
Reclassification adjustments for (gains) losses included in net profit, before tax	(96,624)	(6,071)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(78,742)	22,517	(75,409)
Reclassification adjustments for (gains) losses included in net profit, before tax	204	(37,247)	49
Share of other comprehensive income (loss) of associates and joint ventures	(7,859)	(4,410)	7,827
Income tax relating to items that may be reclassified	(68,152)	(43,746)	(96,246)
Total items that may be reclassified subsequently to profit or loss, net of tax	78,023	81,117	143,618
Other comprehensive income (loss), net of tax	(340,833)	(22,186)	194,846
Total comprehensive income (loss)	(109,850)	625,400	1,084,444
Total comprehensive income (loss) attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	(138,071)	577,998	948,250
Non-controlling interests	15,857	35,527	126,472
Other equity instruments holders	¥ 12,364	¥ 11,875	¥ 9,722